3. Other income, net	12 Months Ended
Dec. 31, 2013
Other income, net
	2013	2012	2011
	US$’000	US$’000	US$’000

Exchange (loss)/gain, net	(18)	(17)	26
Rental income	72	65	56
	──────	──────	──────
	54	48	82
	══════	══════	══════

ZHEJIANG
Other income, net
	2013	2012	2011
	RMB’000	RMB’000	RMB’000
Gain on disposal of intangible asset	23	-	-
Gain on disposal of property, plant and equipment	41	-	-
Subsidy income (note i)	6,893	7,170	4,483
Sales of scrapped materials	18	31	78
Others	449	140	600

	7,424	7,341	5,161

(i)	The Group recognises subsidy income for R&D projects when granted by institutions and are not probably to be returned or reimbursed.